DIVIDEND (Details Narrative)	Oct. 03, 2023 USD ($) $ / shares	Oct. 03, 2023 HKD ($) $ / shares	Feb. 07, 2022 USD ($) $ / shares	Feb. 07, 2022 HKD ($) $ / shares
Dividend
Dividends declared	$ 202,525	$ 1,581,900	$ 512,722	$ 4,000,000
Dividends price per share | (per share)	$ 0.01	$ 0.08	$ 0.03	$ 0.27